Fair Value Measurements (Details) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 22, 2026	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 21, 2026
Fair Value Measurements (Details) [Line Items]
Assets measured at fair value
Transfers between levels
Change in fair value of contingent consideration					(9,886,000)	$ 5,914,000		(3,972,000)		$ (3,387,266)
Other liability
Stock price increase (in Dollars per share)	$ 2.09			$ 2	$ 2.37	$ 2	$ 1	$ 2.37	$ 1
Increase in stock price amount								$ 30,000,000
Share-value guarantee component					$ 65,000,000			65,000,000
Loss on contingent consideration					3,031,000
Liability to fair value					$ 9,112,000			$ 9,112,000				$ 1,214,000
Issuance of shares (in Shares)	6,924,700	1,000,000	1,500,000	100,000				200,000
Closing price per share (in Dollars per share)								$ 2.09
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Stock price increase (in Dollars per share)					$ 4.13			$ 4.13
Share-value guarantee component					$ 65,000,000			$ 65,000,000
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Stock price increase (in Dollars per share)					$ 2.56			$ 2.56
Share-value guarantee component					$ 12,099,000			$ 12,099,000
42 Telecom [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of contingent consideration					$ 5,683,000	$ 2,882,000		$ 2,801,000
Stock price increase (in Dollars per share)					$ 4.6			$ 4.6
Telvantis Member
Fair Value Measurements (Details) [Line Items]
Change in fair value of contingent consideration					$ 4,203,000			$ 1,170,000
Stock price increase (in Dollars per share)					$ 4.6			$ 4.6
Issuance of shares (in Shares)					500,000			1,000,000
Contingent consideration liability	$ 14,474,000